Income Taxes - Operating loss carryforwards (Details) ¥ in Thousands	Dec. 31, 2024 JPY (¥)
Income Taxes
Operating Loss Carryforwards Expiring Between 2028 And 2031	¥ 1,122,082
Operating Loss Carryforwards Expiring 2032 And Thereafter	918,078
Total	¥ 2,040,160